Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000251008
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	$ 10,000		$ 10,301	$ 10,317	$ 10,869	$ 11,489	$ 12,172	$ 11,237	$ 11,374	$ 11,588	$ 12,525	$ 13,116
C000024655
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,301	10,317	10,869	11,489	12,172	11,237	11,374	11,588	12,504	13,086
C000024656
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,276	10,266	10,788	11,375	12,021	11,070	11,177	11,359	12,241	12,764
C000024660
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,895		9,989	10,036	10,296	10,547	10,922	10,601	10,692	11,113	11,904	12,412
C000024661
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,171	10,295	10,625	10,929	11,346	11,041	11,164	11,634	12,480	13,061
C000176845
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,159	10,296	10,616	10,936	11,344	11,041	11,168	11,656	12,507	13,093
C000024662
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,157	10,268	10,565	10,850	11,220	10,886	10,977	11,422	12,218	12,736
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,083	10,051	10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,083	10,051	10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,083	10,051	10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,083	10,051	10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,083	10,051	10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,083	10,051	10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,083	10,051	10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Intermediate Credit Index
Accumulated Value	10,000		10,215	10,201	10,807	11,495	12,016	11,139	11,319	11,590	12,559	13,191
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Corporate Debt Funds BBB-Rated Average
Accumulated Value	10,000		10,346	10,415	11,020	12,036	12,671	11,386	11,330	11,383	12,205	12,819
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Intermediate Credit Index
Accumulated Value	10,000		10,215	10,201	10,807	11,495	12,016	11,139	11,319	11,590	12,559	13,191
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Corporate Debt Funds BBB-Rated Average
Accumulated Value	10,000		10,346	10,415	11,020	12,036	12,671	11,386	11,330	11,383	12,205	12,819
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Intermediate Credit Index
Accumulated Value	10,000		10,215	10,201	10,807	11,495	12,016	11,139	11,319	11,590	12,559	13,191
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Corporate Debt Funds BBB-Rated Average
Accumulated Value	10,000		10,346	10,415	11,020	12,036	12,671	11,386	11,330	11,383	12,205	12,819
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Account Value [Line Items]
Line Graph and Table Measure Name		0-3 Year Composite (ICE BofA index blend)
Accumulated Value	10,000		10,126	10,192	10,560	10,972	11,261	10,818	10,973	11,400	12,184	12,688
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value	10,000		10,076	10,070	10,410	10,925	11,036	10,649	10,771	11,072	11,821	12,225
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Short Investment Grade Debt Funds Category Average
Accumulated Value	10,000		10,226	10,300	10,621	10,816	11,321	10,916	11,049	11,514	12,291	12,812
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Account Value [Line Items]
Line Graph and Table Measure Name		0-3 Year Composite (ICE BofA index blend)
Accumulated Value	10,000		10,126	10,192	10,560	10,972	11,261	10,818	10,973	11,400	12,184	12,688
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value	10,000		10,076	10,070	10,410	10,925	11,036	10,649	10,771	11,072	11,821	12,225
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Short Investment Grade Debt Funds Category Average
Accumulated Value	10,000		10,226	10,300	10,621	10,816	11,321	10,916	11,049	11,514	12,291	12,812
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Account Value [Line Items]
Line Graph and Table Measure Name		0-3 Year Composite (ICE BofA index blend)
Accumulated Value	10,000		10,126	10,192	10,560	10,972	11,261	10,818	10,973	11,400	12,184	12,688
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value	10,000		10,076	10,070	10,410	10,925	11,036	10,649	10,771	11,072	11,821	12,225
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Short Investment Grade Debt Funds Category Average
Accumulated Value	10,000		10,226	10,300	10,621	10,816	11,321	10,916	11,049	11,514	12,291	12,812
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Account Value [Line Items]
Line Graph and Table Measure Name		0-3 Year Composite (ICE BofA index blend)
Accumulated Value	10,000		10,126	10,192	10,560	10,972	11,261	10,818	10,973	11,400	12,184	12,688
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value	10,000		10,076	10,070	10,410	10,925	11,036	10,649	10,771	11,072	11,821	12,225
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Short Investment Grade Debt Funds Category Average
Accumulated Value	$ 10,000		$ 10,226	$ 10,300	$ 10,621	$ 10,816	$ 11,321	$ 10,916	$ 11,049	$ 11,514	$ 12,291	$ 12,812